Offsets	May 15, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Safehold Inc.
Form or Filing Type	S-3
File Number	333-271113
Initial Filing Date	Apr. 14, 2023
Fee Offset Claimed	$ 5,351.55
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	4,248,435
Termination / Withdrawal Statement	The registrant previously filed a prospectus supplement (the "2023 GIC Prospectus Supplement"), dated April 14, 2023, to a prospectus, dated April 4, 2023, constituting part of its registration statement on Form S-3 (File No. 333-271113) (the "2023 Registration Statement") and paid a registration fee relating to the offer and sale of 4,248,435 shares of common stock by certain selling stockholders. Subsequently, the registrant filed a prospectus supplement (the "2026 GIC Prospectus Supplement"), dated March 25, 2026, to a prospectus, dated March 25, 2026, constituting part of its registration statement on Form S-3 (File No. 333-294583) (the "2026 S-3 Registration Statement") and paid a registration fee relating to the offer and sale of 4,248,435 shares of common stock by certain selling stockholders. At the time of such filing, all 4,248,435 shares of common stock remained unsold under the 2023 Registration Statement, and the 2023 Registration Statement was deemed terminated as of March 25, 2026. As a result, the registrant claimed a fee offset of $8,202.19 pursuant to Rule 457(p) under the Securities Act, leaving $5,351.55 in fees previously paid in connection with the 2023 GIC Prospectus Supplement available for future offset. Pursuant to Rule 457(p) under the Securities Act, the amount of the registration fee of $13,553.74 that has already been paid and (i) remains unused with respect to securities that were previously registered pursuant to the 2023 Registration Statement and the 2023 GIC Prospectus Supplement and were not sold thereunder and (ii) was not claimed for offset in connection with the 2026 GIC Prospectus Supplement may be applied to the filing fees payable pursuant to this registration statement. Pursuant to Rule 457(p), the registrant is offsetting $5,351.55 of the fees associated with this registration statement from the filing fee previously paid in connection with the 2023 GIC Prospectus Supplement, leaving no remaining fee balance from such payment to offset future filings.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Safehold Inc.
Form or Filing Type	S-3
File Number	333-271113
Initial Filing Date	Apr. 14, 2023
Fee Offset Claimed	$ 581.23
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	5,405,406
Termination / Withdrawal Statement	The registrant previously filed a prospectus supplement (the "2023 MSD Prospectus Supplement"), dated April 14, 2023, to a prospectus, dated April 4, 2023, constituting part of the 2023 Registration Statement and paid a registration fee relating to the offer and sale of 5,405,406 shares of common stock by certain selling stockholders. Subsequently, the registrant filed a prospectus supplement (the "2026 MSD Prospectus Supplement"), dated March 25, 2026, to the prospectus constituting part of the 2026 S-3 Registration Statement and paid a registration fee relating to the offer and sale of 6,105,389 shares of common stock by certain selling stockholders. At the time of such filing, all 5,405,406 shares of common stock remained unsold under the 2023 Registration Statement, and the 2023 Registration Statement was deemed terminated as of March 25, 2026. As a result, the registrant claimed a fee offset of $11,787.30 pursuant to Rule 457(p) under the Securities Act, leaving $5,457.52 in fees previously paid in connection with the 2023 MSD Prospectus Supplement available for future offset. Pursuant to Rule 457(p) under the Securities Act, the amount of the registration fee of $17,244.82 that has already been paid and (i) remains unused with respect to securities that were previously registered pursuant to the 2023 Registration Statement and the 2023 MSD Prospectus Supplement and were not sold thereunder and (ii) was not claimed for offset in connection with the 2026 MSD Prospectus Supplement may be applied to the filing fees payable pursuant to this registration statement. Pursuant to Rule 457(p), the registrant is offsetting $581.23 of the fees associated with this registration statement from the filing fee previously paid in connection with the 2023 MSD Prospectus Supplement, leaving a remaining fee balance of $4,876.29 from such payment available to offset future filings. Accordingly, no additional registration fee is being paid in connection with the filing of this registration statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Safehold Inc.
Form or Filing Type	S-3
File Number	333-271113
Filing Date	Apr. 14, 2023
Fee Paid with Fee Offset Source	$ 13,553.74
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Safehold Inc.
Form or Filing Type	S-3
File Number	333-271113
Filing Date	Apr. 14, 2023
Fee Paid with Fee Offset Source	$ 17,244.82